Inventories - Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Beginning balance	€ 11,855	€ 9,341
Additions	3,371	2,892
Reductions	(2,167)	(378)
Ending balance	€ 13,059	€ 11,855